Investments Accounted for Using the Equity Method - Stand-Alone Balance Sheet (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Sep. 07, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 151,989,905		$ 211,027,141
Trade and other current receivables, net	239,425,507		207,208,820
TOTAL CURRENT ASSETS	672,467,353		658,599,127
NON-CURRENT ASSETS
Property, plant and equipment, net	2,919,097,994		2,788,204,501	$ 2,726,838,537
TOTAL ASSETS	3,669,228,079		3,554,462,191
CURRENT LIABILITIES
Other current provisions	5,182,867		5,296,635
TOTAL CURRENT LIABILITIES	593,881,208		543,356,501
EQUITY
Issued capital	552,777,321		552,777,321
Retained earnings	1,509,995,045		1,398,018,155
TOTAL EQUITY	1,997,491,047		1,989,013,953	$ 1,729,760,249	$ 3,543,890,079
TOTAL LIABILITIES AND EQUITY	$ 3,669,228,079		3,554,462,191
Centrales Hidroelectricas de Aysen S.A. [Member]
CURRENT ASSETS
Cash and cash equivalents			355,446
TOTAL CURRENT ASSETS			355,835
CURRENT LIABILITIES
TOTAL CURRENT LIABILITIES			$ 139,182
Liquidation Process [Member] | Centrales Hidroelectricas de Aysen S.A. [Member]
CURRENT ASSETS
Cash and cash equivalents		$ 36,892
Trade and other current receivables, net		28,571
TOTAL CURRENT ASSETS		65,463
NON-CURRENT ASSETS
Property, plant and equipment, net		5,917,673
TOTAL NON-CURRENT ASSETS		5,917,673
TOTAL ASSETS		5,983,136
CURRENT LIABILITIES
Other current provisions		42,535
TOTAL CURRENT LIABILITIES		42,535
EQUITY
Issued capital		96,316,389
Retained earnings		(90,375,788)
TOTAL EQUITY		5,940,601
TOTAL LIABILITIES AND EQUITY		5,983,136
Centrales Hidroelectricas de Aysen S.A. [Member] | Liquidation Process [Member]
CURRENT ASSETS
Cash and cash equivalents		72,339
Trade and other current receivables, net		56,021
TOTAL CURRENT ASSETS		128,360
NON-CURRENT ASSETS
Property, plant and equipment, net		11,603,281
TOTAL NON-CURRENT ASSETS		11,603,281
TOTAL ASSETS		11,731,641
CURRENT LIABILITIES
Other current provisions		83,403
TOTAL CURRENT LIABILITIES		83,403
EQUITY
Issued capital		188,855,665
Retained earnings		(177,207,427)
TOTAL EQUITY		11,648,238
TOTAL LIABILITIES AND EQUITY		$ 11,731,641